14. Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible Assets
Intangible assets

Intangible assets are measured at historical cost less accumulated amortization and impairment losses (if applicable), and reflect: (i) the purchase of authorizations and rights to use radio frequency bands, and (ii) software in use and/or development. Intangibles also include: (i) the purchase of the right to use the infrastructure of other companies, (ii) customer lists, (iii) goodwill on purchases of companies, and (iv) costs of commission paid to dealers to obtain a new client.

Amortization charges are calculated using the straight line method over the estimated useful life of the assets contracted and over the terms of the authorizations and in the case of costs of commission for the term of the agreement, as mentioned in Note (h) below. The useful life estimates of intangible assets are reviewed regularly.

Any financial charges on funds raised (that is, without a specific destination) and used to obtain a qualifying asset, meaning an asset that requires a significant time to be ready for use, are capitalized as a portion of the cost of the asset when it is likely to bring future economic benefits to the entity and such costs can be accurately measured. These costs are amortized throughout the estimated useful lives of the assets.

The amounts of the SMP authorizations and rights to use radio frequencies, as well as software, goodwill and other items, were recorded as follows:

(a)	Changes in intangibles

	Balance for 2017	Additions/ (Amortization)	Transfers	Disposals	Capitalized Interests	Balance for 2018

Total cost of intangible assets, gross	28,549,552	1,139,993	(479.811)	(1,270)	158,315	29.366.779
Right to use software	15,957,808	-	1,186,103	(1,270)	-	17,142,641
Authorizations	6,391,394	94,148	1,153,428	-	-	7,638,970
Goodwill	1,527,219	-	-	-	-	1,527,219
Cost of deferred commission to dealers	384,455	-	(384,455)	-	-	-
List of clients	95,200	-	(95,200)	-	-	-
Right to use the infrastructure of LT Amazonas	198,202	-	-	-	-	198,202
Other assets	270,687	-	36,967	-	-	307,654
Intangible assets under development	3,724,587	1,045,845	(2,376,654)	-	158,315	2,552,093

Accumulated amortization	(17,237,025)	(1,799,914)	350.894	1,270	-	(18.684.775)
Right to use software	(12,265,391)	(1,416,965)	-	1,270	-	(13,681,086)
Authorizations	(4,497,758)	(347,884)	-	-	-	(4,845,642)
Cost of deferred commission to dealers	(255,694)	-	255,694	-	-	-
List of clients	(95,200)		95,200	-	-	-
Right to use the infrastructure of LT Amazonas	(42,531)	(9,910)	-	-	-	(52,441)
Other assets	(80,451)	(25,155)	-	-	-	(105,606)

Total intangible assets, net	11,312,527	(659,921)	(128,917)	-	158,315	10,682,004
Right to use software (c)	3,692,417	(1,416,965)	1,186,103	-	-	3,461,555
Authorizations	1,893,636	(253,736)	1,153,428	-	-	2,793,328
Goodwill (d)	1,527,219	-	-	-	-	1,527,219
Cost of deferred commission to dealers (Note 2.f)	128,761	-	(128,761)	-	-	-
Right to use the infrastructure of LT Amazonas (f)	155,671	(9,910)	-	-	-	145,761
Other assets	190,236	(25,155)	36,967	-	-	202,048
Intangible assets under development (g)	3,724,587	1,045,845	(2,376,654)	-	158,315	2,552,093

	Balance for	Additions/			Capitalized Interests	Balance for
	2016	(Amortization)	Transfers	Disposals		2017
Total Cost of Intangible Assets, Gross	26,028,791	1,932,844	323,625	-	264,292	28,454,352
Right to use software	14,612,475	-	1,345,333	-	-	15,957,808
Authorizations	5,399,023	50,045	942,326	-	-	6,391,394
Goodwill	1,527,219	-	-	-	-	1,527,219
Cost of deferred commission to dealers	203,892	180,563	-	-	-	384,455
List of clients	95,200	-	-	-	-	95,200
Right to use the infrastructure of LT Amazonas	198,202	-	-	-	-	198,202
Other assets	198,198	17,425	55,064	-	-	270,687
Intangible assets under development	3,794,582	1,684,811	(2,019,098)	-	264,292	3,724,587

Accumulated Amortization	(15,396,216)	(1,833,451)	-	(7,358)	-	(17,237,025)
Right to use software	(10,880,739)	(1,377,294)	-	(7,358)	-	(12,265,391)
Authorizations	(4,235,831)	(261,927)	-	-	-	(4,497,758)
Cost of deferred commission to dealers	(101,911)	(153,783)	-	-	-	(255,694)
List of clients	(86,800)	(8,400)	-	-	-	(95,200)
Right to use the infrastructure of LT Amazonas	(32,621)	(9,910)	-	-	-	(42,531)
Other assets	(58,314)	(22,137)	-	-	-	(80,451)

Total Intangible assets, net	10,632,575	99,393	323,625	(7,358)	264,292	11,312,527
Right to use software (c)	3,731,736	(1,377,294)	1,345,333	(7,358)	-	3,692,417
Authorizations	1,163,192	(211,882)	942,326	-	-	1,893,636
Goodwill (d)	1,527,219	-	-	-	-	1,527,219
Cost of deferred commission to dealers (note 2.f)	101,981	26,780	-	-	-	128,761
List of clients (e)	8,400	(8,400)	-	-	-	-
Right to use the infrastructure of LT Amazonas (f)	165,581	(9,910)	-	-	-	155,671
Other assets	139,884	(4,712)	55,064	-	-	190,236
Intangible assets under development (g)	3,794,582	1,684,811	(2,019,098)	-	264,292	3,724,587

Construction in progress represents the cost of projects in progress related to the acquisition of 4G authorizations and/or other intangible assets during the period of their construction and installation, up to the moment when they enter into operation, whereupon they will be transferred to the corresponding accounts for these assets. In addition, these intangible assets were assessed for impairment as at December 31, 2018 and 2017, with no necessary adjustment.

(b)	Amortization rates

Annual rate %

Right to use software	20
Authorizations	5 to 50
Cost of deferred commission to dealers	50
List of clients	18
Right to use infrastructure	5
Other assets	7 to 10

(c)	Right to use software

The costs associated with maintaining software are recognized as expenses as they are incurred. Identifiable and unique development costs that are directly attributable to the design and testing of software products controlled by the Group are recognized as intangible assets when all capitalization criteria are met.

Directly attributable costs, which are capitalized as part of the software product, include costs for employees directly allocated to its development.

(d)	Goodwill from previous years

The Company and its subsidiary have the following goodwill based on expectations of future profitability as at December 31, 2018 and December 31, 2017:

Goodwill on acquisition of TIM S.A. - The goodwill arising from the acquisition of TIM S.A. (formerly Intelig) in December 2009 in the amount of R$210,015 is based on the subsidiary’s expected profitability. The recoverability of goodwill is tested annually through impairment testing.

Goodwill from TIM Fiber SP and TIM Fiber RJ acquisitions - At the end of 2011, the subsidiary acquired Eletropaulo Telecomunicações Ltda. (which subsequently had its trade name changed to TIM Fiber SP Ltda. – “TIM Fiber SP”) and AES Communications Rio de Janeiro S.A. (which subsequently had its trade name changed to TIM Fiber RJ S.A. – “TIM Fiber RJ”). These companies were SCM providers in the main municipalities of the Greater São Paulo and Greater Rio de Janeiro areas, respectively.

TIM Fiber SP Ltda. and TIM Fiber RJ. S.A. were merged into the subsidiary on August 29, 2012.

The subsidiary recorded the goodwill allocation related to the purchase of the companies TIM Fiber SP and TIM Fiber RJ, at the end of the purchase price allocation process, in the amount of R$1,159,648.

Goodwill from the acquisition of minority interests in TIM Sul and TIM Nordeste - In 2005, the Company acquired all the shares of the minority shareholders of TIM Sul and TIM Nordeste, in exchange for shares issued by TIM Participações, converting these companies into full subsidiaries. The goodwill resulting from this transaction amounted to R$157,556.

As required by the accounting standards, the Company tests goodwill on business combinations involving TIM Group companies annually for impairment, and the methods and assumptions used by Management in the impairment testing of goodwill mentioned above are summarized below:

The Company’s Management understands that the smaller cash generating units, for the purposes of testing the impairment of goodwill on the purchase of the aforementioned companies, refer to the business at a consolidated level, and therefore should be assessed at the level of TIM Participações. This methodology is aligned with the strategic direction of the Company and its subsidiary.

Consequently, the impairment testing of the goodwill used this CGU (TIM Participações) and the value in use method, with the principal assumptions used in impairment testing being summarized below:

•	Progressive decrease of the prepaid customers base and, in accordance with the historical trend and the industrial plan/budget, this is being offset by greater penetration of postpaid services, in line with the Company’s business plan prepared for the period of 3+2 years, when the cash flow will stabilize and the growth can be estimated based on perpetuity.

•	Operation and maintenance cost estimates considering the change in the client base, occasional scale gains and inflation effects. The inflation rate expected by the Company for operational expenses (3.97% p.a. on average) is in line with the estimates prepared by representative market institutions.

•	Considering that it is an ongoing business, from the fifth year, a perpetual nominal growth rate of cash flow of 2.50% p.a. was estimated.

•	The discount rate for the estimated future cash flow was 10.70% p.a., while 14.77% is the equivalent discount rate to the same value in use excluding the impact of income taxes from the future cash flow.

The impairment testing on December 31, 2018 showed no need for a provision for losses.

(e)        List of clients

As part of the purchase price allocation process involving the acquisitions of TIM Fiber SP Ltda. and TIM Fiber RJ S.A., contractual rights were identified for the companies acquired to provide future services. These contractual rights were evaluated at their fair value as at the acquisition date and are amortized in accordance with their estimated useful life on the same date.

(f)        Infrastructure use rights - LT Amazonas

The subsidiary signed agreements for the right to use the infrastructure of companies that operate electric power transmission lines in Northern Brazil. Such agreements fall within the scope of IFRIC 4 and are classified as financial leases.

Additionally, the subsidiary entered into network infrastructure sharing contracts with Telefônica Brasil S.A. also in the Northern region. In these contracts, both operators optimize resources and reduce their operational costs (Note 15).

(g)        Auction and payment of 4G License 700 MHz

Intangible assets in progress are substantially represented by costs for the development of 4G technology, which include: (i) amounts paid to obtain 4G Licenses; (ii) costs for cleaning the 700 MHZ frequency band; and (iii) financial costs capitalized on qualified assets, as detailed below:

(i)	On September 30, 2014, the subsidiary purchased Lot 2 in the Auction of the 700 MHz band in the amount of R$1,739 million. In December 2014, the Company paid R$1,678 million. The remaining balance of R$61 million was recorded as debt, as provided for in the call notice.

The subsidiary is challenging the remaining balance with Anatel, which is subject to interest rates of 1% p.m. and monetary adjustment at the IGP-DI. These amounts are capitalized by the Company. The impact on the balance for the fiscal year ended December 31, 2018 was R$5,611 (R$8,313 on December 31, 2017) of interest and R$5,930 (R$443 on December 31, 2017) of monetary adjustments.

(ii)	Additionally, as determined in the call notice, the Company has borne the costs for the cleaning of the frequency band purchased. The nominal amount due from the Company in relation to the cleaning of the 700 MHZ frequency of the lot purchased was R$904 million. The Company had also an additional cost of R$295 million related to the portion that has not been bought in the auction, and that was subsequently split by ANATEL among the companies that won the auction, totaling R$1,199 million.

In order to perform the spectrum cleaning activities, in March 2015 TIM, together with other companies that won the auction, have constituted a Redistribution and Digitalization Management Entity for TV and RTV Channels, named “Entidade Administradora da Digitalização", or "EAD”. From 2015 to 2018, TIM, along with the other companies that won the auction, will disburse amounts in accordance with the schedule provided for in the public notice to cover the EAD costs related to these cleaning activities. Because the amount payable of R$1,199 million relates to a long-term obligation, it was reduced by R$47 million through an adjustment to present value (“AVP”). The Company made the payments as at April 9, 2015, January 26, 2017 and January 16, 2018 in the amounts of R$370,379, R$858,991 and R$142,862, respectively.

The license mentioned above relates to the concept of a qualifying asset. Consequently, the finance charges on funds raised without a specific destination, used for the purpose of obtaining a qualifying asset, are capitalized at the average rate of 8.37% per annum in connection with the borrowing and financing in force during the period. The amount capitalized during the period ended December 31, 2018 was R$152,480 (R$251,904 as at December 31, 2017).